Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000258474 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000258474 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000258474 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000258474 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000258474 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000258474 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000258474 | Other
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)
C000261969 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000261969 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000261969 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000261969 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000261969 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000258470 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000258470 | Other
Holdings [Line Items]
Percent of Net Asset Value	89.70%
C000258470 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000263326 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000263326 | Other
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000263326 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000262782 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000262782 | Other
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000262782 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000261247 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000261247 | Other
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000261247 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000258471 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000258471 | Other
Holdings [Line Items]
Percent of Net Asset Value	84.80%
C000258471 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000258472 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000258472 | Other
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C000258472 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000267564 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000267564 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000267564 | Gold
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000267564 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000267564 | Silver
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000267564 | Silver Miner
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000267564 | Gold Miner
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000267564 | Bitcoin
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240952 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000240952 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000240952 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	92.60%
C000243870 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000243870 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243870 | U.S Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	91.00%

[1]	Less than 0.05%